UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$1,750,000	$1,917,493

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-	1,000,000	1,252,080

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	4,078,410

			7,247,983
Arizona (1.3%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	2,850,000	8,519

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,208,080

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,920,700

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	3,300,000	3,797,277

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5s, 7/1/44	BBB-	1,000,000	1,136,530

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	Baa1	1,750,000	2,290,995

			13,362,101
California (9.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	1,300,000	1,459,666

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	AA-	4,770,000	4,784,787

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	A-	1,525,000	1,557,818

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,617,120

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	5,785,950
5 3/4s, 4/1/31	Aa3	10,000,000	11,339,800
5 1/2s, 3/1/40	Aa3	10,300,000	11,950,266

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley)
U.S. Govt. Coll., 5s, 12/1/29 (Prerefunded 6/1/18)	AA+	4,825,000	5,230,831
Ser. AE, 5s, 12/1/29	AAA	175,000	188,643

CA State Edl. Fac. Auth. Rev. Bonds
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	877,020
(Santa Clara U.), 5s, 4/1/23	Aa3	375,000	466,391

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	AA-	640,000	641,862

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	3,000,000	3,373,740

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	2,000,000	2,347,440
Ser. A-1, 6s, 3/1/35	A1	3,100,000	3,649,661
(Capital Projects), Ser. A, 5s, 4/1/29	A1	3,605,000	4,287,210

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	655,000	741,119
AGM, 5s, 11/15/44	AA	1,500,000	1,782,480

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5s, 9/1/35	A-	585,000	695,828

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. B, 5s, 5/15/33	AA-	1,000,000	1,207,720
5s, 5/15/30	AA	2,000,000	2,424,080

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,616,850

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	BBB+	2,250,000	3,438,945

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, Ser. A, 5s, 8/1/40	BBB+/P	1,000,000	1,194,560

Port of Oakland, Rev. Bonds, Ser. P, 5s, 5/1/33	A+	1,240,000	1,448,568

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	AA-	4,000,000	3,329,920

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	6,623,700

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/25	A3	1,000,000	1,146,470

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A	1,375,000	1,757,223

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	2,000,000	2,217,460

			93,183,128
Colorado (2.0%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 1/2s, 6/1/33	Baa1	650,000	773,364
(Valley View Assn.), 5 1/4s, 5/15/42	A-	1,500,000	1,551,435
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 1/4s, 6/1/22	Baa1	290,000	290,995
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5s, 6/1/45	Baa1	2,000,000	2,278,580
(Valley View Hosp. Assn.), 5s, 5/15/45	A-	1,000,000	1,187,900
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/35	BBB+/F	1,000,000	1,157,760
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	1,650,000	1,869,648

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	1,925,000	2,344,111

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	13,000,000	7,626,060

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5s, 12/1/45	BBB/F	225,000	262,629

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	866,715

			20,209,197
Delaware (0.7%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,952,059
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,623,696

			6,575,755
District of Columbia (2.6%)

DC G.O. Bonds, Ser. C, 5s, 6/1/38	Aa1	2,000,000	2,461,180

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	3,000,000	3,245,130
(Kipp Charter School), 6s, 7/1/33	BBB+	950,000	1,151,752

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	AA-	1,035,000	1,038,498

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,332,460
5 1/2s, 4/1/34	A+	1,000,000	1,175,180

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B
5s, 10/1/37	AA+	3,135,000	3,879,751
5s, 10/1/35	AA+	5,000,000	6,220,950

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	5,331,260

			26,836,161
Florida (5.8%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7s, 4/1/39 (Prerefunded 4/1/19)	A2	4,000,000	4,679,320

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	890,000	930,842

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A
5s, 10/1/31	A2	495,000	536,139
U.S. Govt. Coll., 5s, 10/1/31 (Prerefunded 10/1/18)	AAA/P	2,805,000	3,074,084

Halifax Hosp. Med. Ctr. Rev. Bonds, 5s, 6/1/36	A-	2,250,000	2,690,505

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	AA	5,000,000	5,000,000

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	2,175,000	2,557,670

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25 (Prerefunded 10/1/16)	Aa2	5,500,000	5,558,135

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5s, 7/1/42	AA	3,000,000	3,486,990

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5s, 10/1/41	A2	5,000,000	5,619,200
Ser. A, 5s, 10/1/38	A	1,750,000	2,073,873
5s, 10/1/28	A2	500,000	607,020

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/44	A2	1,000,000	1,185,530

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,800,000	2,101,194

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	A-/F	5,000,000	5,695,400
(Acts Retirement-Life Cmnty., Inc.), 5s, 11/15/32(FWC)	A-/F	5,000,000	6,093,300

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	AA	2,000,000	2,068,060

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	480,000	550,848

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	AA-	3,405,000	3,735,523

Tampa, Hlth. Syst. Rev. Bonds (Baycare), Ser. A, 5s, 11/15/46	Aa2	700,000	856,842

			59,100,475
Georgia (3.8%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3	2,000,000	2,249,960

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, 5s, 1/1/31	Aa3	3,075,000	3,758,849

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,306,625
5s, 11/1/43	Aa3	2,750,000	3,356,733
5s, 11/1/40	Aa3	4,860,000	5,945,335

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	370,000	392,929

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,618,010

GA State Private College & U. Auth. Rev. Bonds (Emory U.)
Ser. A, 5s, 10/1/43	Aa2	2,400,000	2,848,944
Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,534,603

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. S, 5 1/2s, 8/15/54	AA-	1,825,000	2,275,447

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	BBB+	370,000	438,968

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7s, 6/15/39	Ba3	2,450,000	2,588,278

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5 1/2s, 7/1/60	A+	3,500,000	4,321,345

			38,636,026
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5s, 10/1/34	Baa2	200,000	228,326
AGM, 5s, 10/1/30	AA	500,000	590,570

			818,896
Illinois (5.5%)

Chicago, G.O. Bonds
Ser. B-2, 5 1/2s, 1/1/37	BBB+	6,000,000	6,151,140
Ser. A, 5 1/4s, 1/1/33	BBB+	1,200,000	1,219,284

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/39	B+	3,500,000	3,163,825

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5s, 1/1/33	AA	1,000,000	1,133,920
5s, 1/1/30	AA	200,000	229,094

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	1,650,000	1,942,149
Ser. F, 5s, 1/1/40	A2	3,700,000	4,102,301

Chicago, Waste Wtr. Transmission Rev. Bonds
5s, 1/1/44	A	3,000,000	3,373,920
(2nd Lien), 5s, 1/1/39	A	2,720,000	3,068,704

Chicago, Wtr. Wks Rev. Bonds, AGM, 5s, 11/1/25	AA	4,750,000	5,077,988

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., 7 1/4s, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,520,000	2,903,494
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,500,000	6,544,725
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,253,160
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	1,000,000	1,115,630
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,058,720
(Newman Foundation), Radian Insd., 5s, 2/1/32	AA	3,000,000	3,073,170

IL State G.O. Bonds
5s, 1/1/41	BBB+	3,000,000	3,317,190
5s, 8/1/21	BBB+	2,250,000	2,486,858

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5s, 12/1/29(FWC)	AA+	1,580,000	2,007,738

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,578,603

Springfield, Elec. Rev. Bonds, AGM, 5s, 3/1/40	AA	500,000	595,845

			56,397,458
Indiana (2.2%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	6,150,000	7,149,068

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B, 5s, 2/1/27	A-	935,000	1,076,269

IN State Muni. Pwr. Agcy. Rev. Bonds , Ser. A, 5s, 1/1/42	A1	8,000,000	9,789,440

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17 (Escrowed to maturity)	Baa2	4,500,000	4,604,310

			22,619,087
Iowa (0.3%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,500,000

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	750,105

			3,250,105
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	3,237,444

			3,237,444
Kentucky (0.9%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,400,000	1,708,294

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	855,000	905,513

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,043,240

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/31	A+	415,000	492,991
5s, 7/1/30	A+	1,000,000	1,190,330

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A	1,000,000	1,134,720

			9,475,088
Louisiana (0.3%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation)
5s, 5/15/47	Baa1	1,075,000	1,269,532
5s, 5/15/47	Baa1	250,000	298,753

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	1,200,000	1,430,460

			2,998,745
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,100,000	1,246,872

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Meritus Med. Ctr.), 5s, 7/1/40	BBB	1,250,000	1,469,313
(Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	2,750,000	3,258,035

			5,974,220
Massachusetts (5.6%)

MA State G.O. Bonds, Ser. B, 5s, 7/1/33	Aa1	6,500,000	8,256,755

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	6,750,000	7,537,320

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39 (Prerefunded 10/15/19)	BBB	920,000	1,133,008
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	6,620,900
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,412,530
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,202,000
(Dana-Farber Cancer Inst.), Ser. N, 5s, 12/1/41	A1	2,875,000	3,529,724
(Caregroup), Ser. I, 5s, 7/1/37	A3	700,000	844,865

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	2,415,000	2,623,946

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	4,000,000	4,513,400
(Springfield College), 5 5/8s, 10/15/40 (Prerefunded 10/15/19)	Baa1	2,550,000	2,945,097
(Springfield College), 5 1/2s, 10/15/31 (Prerefunded 10/15/19)	Baa1	600,000	690,546
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,665,021

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	1,480,000	1,605,667

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5s, 8/15/37	AA+	1,625,000	2,010,759

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,350,600
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,361,120

			57,303,258
Michigan (2.9%)

Detroit, G.O. Bonds, AMBAC, 5 1/4s, 4/1/24	BB/P	77,500	77,512

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	4,040,000	4,594,530

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	1,250,000	1,432,250

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/30	A2	3,000,000	3,599,670

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5 1/4s, 4/1/24	A-	422,500	427,726
(Beaumont Hlth. Credit Group), Ser. A, 5s, 11/1/44	A1	1,750,000	2,090,760
Ser. H-1, 5s, 10/1/39	AA-	5,250,000	6,212,745
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5s, 7/1/34	BBB+	400,000	471,924
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	A-	270,000	318,376
(Local Govt. Loan Program), Ser. F1, 4 1/2s, 10/1/29	A	650,000	728,722

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,878,075
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	4,410,000	4,485,852

Oakland U. Rev. Bonds, 5s, 3/1/39	A1	2,000,000	2,364,560

			29,682,702
Minnesota (0.8%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), 6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,035,000	1,147,877

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5s, 11/15/44	A+	1,000,000	1,179,980

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4 7/8s, 8/1/25 (Prerefunded 8/1/18)	BBB+	2,000,000	2,170,820

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	2,155,000	2,191,894

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4 1/2s, 10/1/37	BBB-	1,500,000	1,335,735

			8,026,306
Mississippi (1.0%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.38s, 6/1/23	P-1	5,200,000	5,200,000

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	1,865,000	1,887,455

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.44s, 12/1/30	VMIG1	3,500,000	3,500,000

			10,587,455
Missouri (0.6%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,000,000	2,319,160

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(WA U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,416,658
(Saint Lukes Hlth. Syst., Inc. ), 5s, 11/15/35	A1	875,000	1,078,823

			5,814,641
Nevada (0.5%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,300,000	1,574,794

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB	840,000	923,840

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.43s, 6/1/42	VMIG1	2,400,000	2,400,000

			4,898,634
New Hampshire (0.3%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,253,860

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendel at Hanover), 5s, 10/1/46	BBB+/F	625,000	733,838

			2,987,698
New Jersey (4.2%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5s, 7/1/39	AA	1,300,000	1,584,349

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	4,300,723
(School Facs. Construction), Ser. AA, 5 1/4s, 12/15/33	A3	4,045,000	4,325,278
(School Facs. Construction), Ser. AA, U.S. Govt. Coll., 5 1/4s, 12/15/33 (Prerefunded 6/15/19)	AAA/P	1,455,000	1,643,321

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A1	2,000,000	2,243,840
Ser. D, 4 7/8s, 11/1/29	A1	1,100,000	1,206,304

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,472,165

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	3,000,000	3,292,290
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,504,925

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,320,910

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 6s, 6/15/35	A3	3,000,000	3,535,620
Ser. C, AMBAC, zero %, 12/15/24	A3	8,760,000	6,623,173

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	5,322,043

			42,374,941
New Mexico (0.9%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. B, 4 7/8s, 4/1/33	BBB+	2,110,000	2,177,984
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A2	4,500,000	5,051,835

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/32	BBB-	2,155,000	2,339,059

			9,568,878
New York (9.9%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,590,760

Metro. Trans. Auth. Rev. Bonds
Ser. B, 5s, 11/15/37	AA-	4,500,000	5,604,660
Ser. D, 5s, 11/15/36	AA-	2,500,000	2,933,375
Ser. D, 5s, 11/15/29	AA-	3,000,000	3,648,660

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds, Ser. A
5 1/2s, 11/15/39 (Prerefunded 11/15/18)	AA	1,825,000	2,031,809
5 1/2s, 11/15/39 (Prerefunded 11/15/18)	AAA/P	175,000	194,831
5 1/4s, 11/15/34	AA	3,700,000	4,819,916

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Baa3	300,000	306,621

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. DD, 5s, 6/15/35	Aa1	2,000,000	2,479,960

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5s, 2/1/41	AAA	5,000,000	6,122,900
Ser. E-1, 5s, 2/1/39	AAA	3,500,000	4,358,550
(Future Tax), Ser. E-1, 5s, 2/1/38	AAA	5,000,000	6,226,500

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5s, 7/15/43	Aa2	5,000,000	6,163,250
5s, 7/15/40	Aa2	5,000,000	6,087,150

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa2	10,900,000	12,732,944
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	5,410,000	5,660,591
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa2	15,000,000	16,499,250

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	565,340
Ser. E, 5s, 2/15/44	AAA	3,500,000	4,270,805

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5 1/4s, 1/1/50	Baa3	1,000,000	1,172,670
5s, 7/1/46	Baa3	1,000,000	1,154,140
5s, 7/1/41	Baa3	1,000,000	1,154,910

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5 1/8s, 7/1/31 (Prerefunded 7/1/19)	AAA/P	1,385,000	1,567,114

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BBB-/P	1,300,000	1,300,442

			100,647,148
North Carolina (1.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,250,000	1,434,388
AMBAC, 6s, 1/1/18 (Escrowed to maturity)	AAA/F	7,000,000	7,551,880

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	A-/F	2,345,000	2,585,175

NC State Muni. Pwr. Agy. No. 1 Rev. Bonds (Catawba Elec.), Ser. A
5s, 1/1/30	A2	345,000	375,860
FHL Banks Coll., U.S. Govt. Coll., 5s, 1/1/30 (Prerefunded 1/1/19)	AAA/F	855,000	944,339

			12,891,642
Ohio (3.6%)

American Muni. Pwr., Inc. Rev. Bonds (Greenup Hydroelectric Pwr. Plant), Ser. A, 5s, 2/15/41	A1	4,100,000	5,013,726

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5 3/4s, 6/1/34	B-	4,000,000	3,920,960

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6 1/8s, 7/1/40	BBB-	1,000,000	1,145,300
6s, 7/1/35	BBB-	1,875,000	2,145,750

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5s, 1/1/32	BBB	1,000,000	1,097,310

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, U.S. Govt. Coll., 5s, 12/1/28 (Prerefunded 12/1/16)	AA+	6,130,000	6,242,056

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5s, 12/1/31	Aa2	1,100,000	1,373,009

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. C-2, AGM, 5s, 4/1/24	AA	5,000,000	5,401,350

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5s, 11/1/28	Aaa	705,000	737,719

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	1,750,000	2,079,910

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	1,775,000	2,161,063

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5s, 2/15/34	A2	645,000	783,804
5s, 2/15/33	A2	355,000	433,093

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	1,350,000	1,557,117
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	145,000	162,252

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A2	2,000,000	2,328,040

			36,582,459
Oklahoma (0.8%)

OK State Tpk. Auth. VRDN, Ser. F, 0.37s, 1/1/28	VMIG1	7,765,000	7,765,000

			7,765,000
Oregon (0.5%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Aa3	2,000,000	2,294,740

OR State G.O. Bonds, Ser. F, 5s, 5/1/39	Aa1	2,635,000	3,285,661

			5,580,401
Pennsylvania (5.6%)

Allegheny Cnty., G.O. Bonds, Ser. C76, 5s, 11/1/41	AA-	3,750,000	4,593,938

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,912,979

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A, 5s, 11/15/41	A	500,000	602,325

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5 1/4s, 1/1/19	BBB+/F	1,465,000	1,606,490
(Presbyterian Homes Oblig. Group), Ser. A, 5.15s, 1/1/18	BBB+/F	665,000	704,082
(Diakon Lutheran Social Minstries), 5s, 1/1/33	BBB+/F	1,000,000	1,191,340
(Diakon Lutheran Social Minstries), 5s, 1/1/32	BBB+/F	120,000	143,516
(Diakon Lutheran Social Minstries), 5s, 1/1/31	BBB+/F	100,000	120,061

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5s, 6/1/34	A+	1,150,000	1,413,258

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	6,860,000	8,412,555

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/29	Baa3	500,000	579,390

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27 (Prerefunded 3/1/18)	Baa1	5,500,000	5,871,855

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB-	1,275,000	1,345,406

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,479,645

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of Sciences Philadelphia), 5s, 11/1/42	A3	1,500,000	1,739,760

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95s, 10/1/30	AA+	1,200,000	1,299,456

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5s, 4/1/24	Ba2	1,000,000	1,112,430
5s, 4/1/23	Ba2	1,000,000	1,107,960

PA State Tpk. Comm. Rev. Bonds
Ser. A, 5s, 12/1/44	A1	5,245,000	6,255,030
Ser. A-1, 5s, 12/1/41	A1	1,200,000	1,449,996
Ser. A, 5s, 12/1/38	A1	2,250,000	2,696,513

Philadelphia, Gas Wks. Rev. Bonds
5s, 8/1/32	A-	1,000,000	1,208,950
5s, 8/1/31	A-	1,000,000	1,214,390

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	3,000,000	3,397,740

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	3,014,025

			57,473,090
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB-/P	3,250,000	3,456,245

			3,456,245
South Carolina (1.9%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30 (Prerefunded 12/1/16)	Aa3	5,000,000	5,092,900

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	6,000,000	7,621,320
Ser. A, 5 1/2s, 12/1/54	AA-	2,000,000	2,429,400
Ser. A, 5s, 12/1/50	AA-	2,500,000	2,982,825
Ser. A, 5s, 12/1/25	AA-	750,000	952,245

			19,078,690
Tennessee (0.5%)

Metro. Govt. Nashville & Davidson Ctny. Hlth. & Edl. Fac. Board Rev. Bonds (Vanderbilt U. Med. Ctr.), Ser. A, 5s, 7/1/40	A3	750,000	912,570

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A3	4,000,000	4,620,880

			5,533,450
Texas (15.3%)

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25 (Prerefunded 2/15/17)	Aaa	2,000,000	2,054,840

Angleton, G.O. Bonds (Indpt. School Bldg. Dist.)
PSFG, 5s, 2/15/30	Aaa	2,485,000	2,546,653
PSFG, 5s, 2/15/30 (Prerefunded 2/15/17)	Aaa	500,000	513,710
PSFG, U.S. Govt. Coll., 5s, 2/15/30 (Prerefunded 2/15/17)	Aaa	700,000	718,760

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGC, 5 1/8s, 2/15/30	AA	2,550,000	2,615,331

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,211,617

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,714,236

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	BBB+	650,000	757,744

Central TX Regl. Mobility Auth. Rev. Bonds , 5s, 1/1/46	BBB+	500,000	595,670

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	9,762,390

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5s, 12/1/46	AA+	6,250,000	7,711,063

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/41	AA+	5,000,000	6,183,200

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	5,000,000	6,082,200

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,800,000	2,098,710

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/28	Baa3	1,300,000	1,467,908

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.38s, 12/1/24	A-1+	6,000,000	6,000,000

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A+	3,500,000	4,024,615

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5s, 2/15/32	BBB	1,250,000	1,396,588

Houston, Util. Syst. Rev. Bonds
Ser. D, 5s, 11/15/39	Aa2	2,285,000	2,770,974
Ser. A, 5s, 11/15/33	AA	6,500,000	7,515,755

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	1,700,000	1,987,504

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.)
PSFG, zero %, 8/15/19	AAA	195,000	175,178
PSFG, U.S. Govt. Coll., zero %, 8/15/19 (Prerefunded 8/15/17)	AAA/P	4,805,000	4,330,891

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
5s, 5/15/40	A	750,000	900,120
5s, 5/15/33	A	150,000	186,435
5s, 5/15/32	A	850,000	1,060,724

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	2,250,000	2,738,048

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	750,000	808,448
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,085,000	1,286,419

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A1	9,700,000	13,209,072
(1st Tier), Ser. A, 6s, 1/1/25	A1	640,000	689,664
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	4,560,000	4,919,510
Ser. A, FHL Banks Coll., FHLMC Coll., U.S. Govt. Coll., 5 5/8s, 1/1/33 (Prerefunded 1/1/18)	A1	1,370,000	1,471,490
(1st Tier), Ser. A, 5 5/8s, 1/1/33	A1	370,000	395,068
(1st Tier), Ser. A, FCS, U.S. Govt. Coll., 5 5/8s, 1/1/33 (Prerefunded 1/1/18)	AA/P	1,260,000	1,352,358
(1st Tier), Ser. A, FCS, NATL, U.S. Govt. Coll., 5 1/8s, 1/1/28 (Prerefunded 1/1/18)	AA-	4,385,000	4,674,059
(1st Tier), Ser. A, NATL, 5 1/8s, 1/1/28	AA-	615,000	651,390
Ser. D, AGC, zero %, 1/1/28	AA	11,620,000	8,636,681

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	46,000	69
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	700,000	1,050
Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	525,000	788
Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	91,000	137
Ser. A, 5.15s, 11/15/27 (In default)(NON)	D/P	1,490,000	2,235

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	AA	1,415,000	1,470,157

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	1,000,000	1,141,810

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A/F	560,000	589,680
5 1/4s, 11/15/27 (Prerefunded 11/15/17)	AAA/P	440,000	467,386
5 1/4s, 11/15/22	A/F	1,400,000	1,485,162
5 1/4s, 11/15/22 (Prerefunded 11/15/17)	AAA/P	1,100,000	1,168,464

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	Baa1	5,000,000	6,246,250

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,943,354

TX State G.O. Bonds, 5s, 4/1/44	Aaa	5,000,000	6,074,000

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	389,664	407,974

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	4,968,360

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/29	A3	2,475,000	2,876,148

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,463,121

Victoria, Util. Syst. Rev. Bonds, AMBAC, U.S. Govt. Coll., 5s, 12/1/27 (Prerefunded 12/1/17)	AA-	3,960,000	4,191,502

			155,712,670
Utah (0.6%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.37s, 5/15/36	A-1+	5,000,000	5,000,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,300,000	1,304,498

			6,304,498
Vermont (0.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A
5s, 12/1/36	A3	500,000	611,005
5s, 12/1/35	A3	500,000	613,965

			1,224,970
Virginia (2.6%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	1,575,000	1,744,108

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5s, 6/1/25	BB+/P	410,000	463,513
5s, 6/1/23	BB+/P	445,000	509,107

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	AA	13,100,000	15,492,453

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5s, 7/1/34	BBB-	1,200,000	1,333,392

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	6,964,126

			26,506,699
Washington (0.8%)

Port of Seattle, Rev. Bonds, Ser. C, 5s, 4/1/40	A1	1,000,000	1,177,680

WA State G.O. Bonds, Ser. A-1, 5s, 8/1/37	Aa1	1,580,000	1,953,623

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,250,000	1,478,225
Ser. B, NATL, 5s, 2/15/27	AA-	1,815,000	1,888,834
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	1,620,000	1,676,036

			8,174,398
West Virginia (0.4%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	2,500,000	2,576,725

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa1	1,000,000	1,123,130

			3,699,855
Wisconsin (1.0%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	1,000,000	1,155,020

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	3,993,675

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	3,000,000	3,449,310
(Three Pillars Sr. Living), 5s, 8/15/28	A-/F	1,040,000	1,219,421

			9,817,426
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A	3,000,000	3,390,880

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	2,969,120
5 1/2s, 1/1/33	A2	1,410,000	1,499,042

			7,859,042

Total municipal bonds and notes (cost $903,402,165)			$1,009,474,065

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		3,400,000	$3,604,000

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,157,720

Total preferred stocks (cost $5,400,000)			$5,761,720

TOTAL INVESTMENTS

Total investments (cost $908,802,165)(b)			$1,015,235,785

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,018,339,148.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $908,132,027, resulting in gross unrealized appreciation and depreciation of $108,394,296 and $1,290,538, respectively, or net unrealized appreciation of $107,103,758.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	15.2%
	Transportation	14.7
	Health care	14.4
	Prerefunded	13.2
	State debt	12.9

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,009,461,267	$12,798
Preferred stocks	—	5,761,720	—

Totals by level	$—	$1,015,222,987	$12,798

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016